INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Statutory federal income tax rate	(34.00%)	(34.00%)
Non-deductible items	0.10%	0.00%
Adjustment for R&D Credit	(0.40%)	(0.80%)
Valuation allowance	34.40%	34.80%
Effective income tax rate	0.00%	0.00%